Business Combinations - Summary of Identifiable Intangible Assets Acquired and Related Expected Lives for the Finite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Sinclair Interplanetary [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets acquired		$ 10,250
Sinclair Interplanetary [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Estimated Life in Years		7 years
Total identifiable intangible assets acquired		$ 9,200
Sinclair Interplanetary [Member] | In Process Technology [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets acquired		$ 100
Sinclair Interplanetary [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated Life in Years		3 years
Total identifiable intangible assets acquired		$ 600
Sinclair Interplanetary [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Estimated Life in Years		3 years
Total identifiable intangible assets acquired		$ 100
Sinclair Interplanetary [Member] | Backlog [Member]
Business Acquisition [Line Items]
Estimated Life in Years		8 months 12 days
Total identifiable intangible assets acquired		$ 50
Sinclair Interplanetary [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Estimated Life in Years		4 years
Total identifiable intangible assets acquired		$ 200
Advanced Solutions Inc [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets acquired	$ 15,900	$ 15,900
Advanced Solutions Inc [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Estimated Life in Years	7 years	7 years
Total identifiable intangible assets acquired	$ 11,400	$ 11,400
Advanced Solutions Inc [Member] | In Process Technology [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets acquired	$ 300	$ 300
Advanced Solutions Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated Life in Years	10 years	10 years
Total identifiable intangible assets acquired	$ 3,100	$ 3,100
Advanced Solutions Inc [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Estimated Life in Years	7 years	7 years
Total identifiable intangible assets acquired	$ 1,100	$ 1,100
Planetary Systems Corporation [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets acquired	$ 33,000	$ 33,000
Planetary Systems Corporation [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Estimated Life in Years	8 years	8 years
Total identifiable intangible assets acquired	$ 23,500	$ 23,500
Planetary Systems Corporation [Member] | In Process Technology [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets acquired	$ 1,500	$ 1,500
Planetary Systems Corporation [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated Life in Years	15 years	15 years
Total identifiable intangible assets acquired	$ 3,400	$ 3,400
Planetary Systems Corporation [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Estimated Life in Years	15 years	15 years
Total identifiable intangible assets acquired	$ 4,200	$ 4,200
Planetary Systems Corporation [Member] | Backlog [Member]
Business Acquisition [Line Items]
Estimated Life in Years	1 year	1 year
Total identifiable intangible assets acquired	$ 400	$ 400
SolAero Holdings, Inc [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets acquired	$ 32,900
SolAero Holdings, Inc [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Estimated Life in Years	14 years
Total identifiable intangible assets acquired	$ 10,000
SolAero Holdings, Inc [Member] | In Process Technology [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets acquired	$ 800
SolAero Holdings, Inc [Member] | Capitalized Software [Member]
Business Acquisition [Line Items]
Estimated Life in Years	3 years
Total identifiable intangible assets acquired	$ 5,400
SolAero Holdings, Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated Life in Years	12 years
Total identifiable intangible assets acquired	$ 9,000
SolAero Holdings, Inc [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Estimated Life in Years	12 years
Total identifiable intangible assets acquired	$ 4,700
SolAero Holdings, Inc [Member] | Backlog [Member]
Business Acquisition [Line Items]
Estimated Life in Years	2 years
Total identifiable intangible assets acquired	$ 3,000